Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Professional fees	$ 178	$ 367	$ 186
Early exercise liability	34	150	337
Other accrued expenses	221	1,354	363
Accrued employee termination benefits	2,983	0
Total accrued expenses and other current liabilities	$ 3,416	$ 1,871	$ 886